Segmented Information	12 Months Ended
Dec. 31, 2025
Disclosure of geographical areas [abstract]
Segmented Information

Note 24. Segmented Information

The Company has identified three reporting segments for external reporting:

•
NAM consists of operations in Canada and the USA.
•
LATAM consists of operations in core countries of Argentina, Brazil, and Mexico, and also includes operations within the Andean regions of Bolivia, Colombia, and Peru.
•
EH consists of operations in the Middle East, Africa, Europe, Asia Pacific ("APAC").

Each segment generates revenue from the EI, AMS and ES product lines.

The accounting policies of these reportable operating segments are the same as those described in Note 3 "Summary of Material Accounting Policies".

For internal management reporting, the Company’s Chief Operating Decision Maker (“CODM”) has identified four operating segments which include: Canada, USA, LATAM, and EH. Each of the operating segments are supported by the Corporate head office. Corporate overheads are allocated to the operating segments based on revenue. In assessing its reporting and operating segments, the Company considered geographic locations, economic characteristics, the nature of products and services provided, the nature of production processes, the types of customers for its products and services, and distribution methods used. These considerations also factored into the decision to combine Canada and the USA into one reporting segment. For each of the operating segments, the CODM reviews internal management reports on at least a quarterly basis. For the twelve months ended December 31, 2025, the Company had no individual customer which accounted for more that 10 percent of its revenue (December 31, 2024 – none)

The following table provides operating results for the Company’s reportable segments.

(a) Revenue and Operating Income

	NAM		LATAM		EH		Total
Years ended December 31,	2025	2024	2025	2024	2025	2024	2025	2024
Segment revenue	$1,719	$1,626	$376	$407	$513	$447	$2,608	$2,480
Intersegment revenue	(33)	(62)	-	-	(4)	(4)	(37)	(66)
Revenue	1,686	1,564	376	407	509	443	2,571	2,414
EI	156	146	279	257	186	265	621	668
AMS	261	279	77	70	156	159	494	508
ES	1,269	1,139	20	80	167	19	1,456	1,238
Revenue	1,686	1,564	376	407	509	443	2,571	2,414
EI	82	76	193	182	112	199	387	457
AMS	218	231	56	51	120	125	394	407
ES	1,044	915	18	65	146	66	1,208	1,046
COGS[1]	1,344	1,222	267	298	378	390	1,989	1,910
EI	74	70	86	75	74	66	234	211
AMS	43	48	21	19	36	34	100	101
ES	225	224	2	15	21	(47)	248	192
Gross Margin	342	342	109	109	131	53	582	504
SG&A1	149	177	45	64	78	86	272	327
FX (gain) loss	1	(1)	2	5	1	-	4	4
Operating income (loss)	$192	$166	$62	$40	$52	$(33)	$306	$173

[1] Depreciation and amortization for the reporting segments are recorded in COGS and SG&A. During the year-ended December 31, 2025 the amount of depreciation and amortization in NAM was $64 million (December 31, 2024 – $74 million); LATAM was $42 million (December 31, 2024 – $53 million); and EH was $55 million (December 31, 2024 – $58 million).

(b) Non-current Assets

	NAM		LATAM		EH		Total
December 31,	2025	2024	2025	2024	2025	2024	2025	2024
PPE	$90	$82	$9	$10	$3	$4	$102	$96
EI assets - operating leases	310	286	166	185	210	242	686	713
EI assets - finance leases receivable	-	-	-	-	180	189	180	189
Lease ROU assets	53	49	3	3	5	6	61	58
Goodwill[1]	166	164	-	-	264	258	430	422
Other non-current assets[2]	30	49	21	23	192	200	243	272
Total non-current assets	$649	$630	$199	$221	$854	$899	$1,702	$1,750

[1]Carrying value of goodwill attributable to Canada at December 31, 2025 was $30 million (December 31, 2024 - $28 million) and USA at December 31, 2025 was $136 million (December 31, 2024 - $136 million).

[2]Other non-current assets consisted of unbilled revenue, deferred taxes, intangible assets and other assets.